Cover Page Document		72 Months Ended
	Jul. 31, 2019	Dec. 31, 2024
Document Information [Line Items]
Document Type	8-K
Document Period End Date		Aug. 13, 2019
Entity File Number	1-3526
Entity Registrant Name	The Southern Company
Entity Tax Identification Number	58-0690070
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	30 Ivan Allen Jr. Boulevard, N.W
Entity Address, City or Town	Atlanta
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30308
City Area Code	404
Local Phone Number	506-5000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000092122
Amendment Flag	false
Common Stock, par value $5 per share
Document Information [Line Items]
Title of 12(b) Security	Common Stock, par value $5 per share
Trading Symbol	SO
Security Exchange Name	NYSE
Series 2015A 6.25% Junior Subordinated Notes due 2075
Document Information [Line Items]
Title of 12(b) Security	Series 2015A 6.25% Junior Subordinated Notes due 2075
Trading Symbol	SOJA
Security Exchange Name	NYSE
Series 2016A 5.25% Junior Subordinated Notes due 2076
Document Information [Line Items]
Title of 12(b) Security	Series 2016A 5.25% Junior Subordinated Notes due 2076
Trading Symbol	SOJB
Security Exchange Name	NYSE
Series 2017B 5.25% Junior Subordinated Notes due 2077
Document Information [Line Items]
Title of 12(b) Security	Series 2017B 5.25% Junior Subordinated Notes due 2077
Trading Symbol	SOJC
Security Exchange Name	NYSE
Alabama Power Company
Document Information [Line Items]
Entity Emerging Growth Company	false
Entity Central Index Key	0000003153
Georgia Power Company
Document Information [Line Items]
Entity Emerging Growth Company	false
Entity Central Index Key	0000041091
Mississippi Power Company
Document Information [Line Items]
Entity Emerging Growth Company	false
Entity Central Index Key	0000066904
Southern Power Company
Document Information [Line Items]
Entity Emerging Growth Company	false
Entity Central Index Key	0001160661
Southern Company Gas
Document Information [Line Items]
Entity Emerging Growth Company	false
Entity Central Index Key	0001004155